Income Tax - Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Tax reconciliation
Profit before tax		RM 8,844,362	$ 2,099,453	RM 2,480,619	RM 9,538,393
Tax calculated at tax rate of 24%		2,122,647	503,869	481,994	2,289,214
Effects of:
Lower domestic tax rate applicable to respective profits	[1]	(45,000)	(10,682)	(45,000)	(38,371)
Different tax rates in jurisdiction	[2]	(1,065,860)	(253,011)	89,985	204,530
Non-allowable expenditure		289,266	68,665	335,450	58,838
Income not subject to tax		(62,655)	(14,873)	(30,132)	(61,405)
Utilization of previously unrecognized capital allowance		(244,905)	(58,135)	(273,777)	(79,923)
Tax expenses		RM 993,493	$ 235,833	RM 558,520	RM 2,372,883

[1]	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM2.5 million and a gross business income of not more than RM50 million are taxed at different rates based on their taxable profit. The first RM150,000 is taxed at 15%, the next RM450,000 (up to RM600,000) at 17%, and any amount exceeding RM600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.
[2]	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.